Subsequent Events	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12 — SUBSEQUENT EVENTS

On April 4, 2022, the Company acknowledged the occurrence of the milestone event in its agreement with Crown CRO of the last patient having made a last clinical site visit, and as a result made a milestone payment of $147,182 (€134,969).

On April 8, 2022, the Company issued 25,000 shares of common stock to a vendor for services rendered at a market cost of $1.62 per share, for total cost of $40,500.